Stockholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity (Deficit)

Note 14. Stockholders’ Equity (Deficit)

Preferred Stock

Authorized: 500,000,000 shares of voting preferred stock with a par value of $0.001.

Common Stock

Authorized: 1,000,000,000 shares of voting common stock with a par value of $0.001.

During the three months ended March 31, 2022 the Company engaged in the following equity events:

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On January 26, 2022 the Company entered into a two year equity Line of credit (“ELOC”) with an investor to provide up to $5 million. As of March 31, 2022, 2,500,000 common shares were issued pursuant to this agreement, including 500,000 common shares as the agreed upon commitment fee. The initial purchase in this agreement was for $300,000. See Note 16 for more information.

•

On January 14, 2022, the Company completed a conversion of our outstanding convertible debt by exchanging $53,222 cash for retiring $50,000 in convertible debt along with $3,222 in interest for a total of 575,558 common shares.

•	On February 2, 2022, the Company issued 20,000 shares of the Company’s common stock to a vendor for services valued at $3,600.
•	On February 3, 2022, the Company issued 500,000 shares of the Company’s common stock to a vendor for services valued at $85,000.
•

On February 18, 2022, the Company received a deposit in the amount of $300,000 for 1,875,000 common shares to be issued pursuant to a securities purchase agreement. As of April 14, 2022, these shares have been issued.

•	From January 1, 2022 through March 31, 2022, the Company has issued 14,953,000 common shares related to subscriptions outstanding at December 31, 2021.

Note 14. Shareholders’ Deficit

Preferred Stock

Authorized: 500,000,000 shares of voting preferred stock with a par value of $0.001. As of both December 31, 2021 and 2020, the Company had 9,780,796 shares of preferred stock issued and outstanding, respectively.

During the year ended December 31, 2020, the Company engaged in the following equity events:

•	2,002,488 preferred shares issued for $1,001,244 to our CEO to satisfy unpaid and accrued officers salary,
•	1,778,488 preferred shares issued for $889,244 to our COO to satisfy unpaid and accrued officers salary,
•	300,000 preferred shares issued for $150,000 to our CEO to satisfy unpaid and accrued officers salary for 2020,
•	300,000 preferred shares issued for $150,000 to our COO to satisfy unpaid and accrued officers salary for 2020,
•	2,700,000 preferred shares issued for $1,350,000 to our CEO as a compensation bonus, and
•	2,700,000 preferred shares issued for $1,350,000 to our COO as a compensation bonus.

Common Stock

Authorized: 1,000,000,000 shares of voting common stock with a par value of $0.001. As of December 31, 2021 and 2020, the Company had 143,840,643 and 123,316,886 shares of common stock outstanding, respectively.

During the year ended December 31, 2021, the Company engaged in the following equity events:

•	5,065,344 common shares issued for $718,113 for the sale of shares,
•	10,000,000 common shares were issued to officers for accrued salary,
•	500,000 common shares issued for $165,000 in marketing and consulting,
•	4,671,167 common shares were issued for $270,000 to convertible note holder is satisfaction of their notes, and
•	287,246 common shares were issued for $15,355 to pay interest and fees.

During the year ended December 31, 2020, the Company engaged in the following equity events:

•	3,940,000 common shares were issued for $470,900 in marketing and consulting,
•	1,022,095 common shares were issued for $173,756 to our CEO to satisfy unpaid and accrued officers’ salary,
•	1,022,095 common shares were issued for $173,756 to our COO to satisfy unpaid and accrued officers’ salary,
•	10,000,000 common shares issued for $1,500,000 to our COO as a compensation bonus,
•	8,334,361 common shares issued for $571,000 to convertible note holders in satisfaction of their notes,
•	279,741 common shares issued for $15,000 to pay interest and fees, and
•	5,256,111 common shares issued for 478,940 for the sale of shares.